Short-Term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-Term Borrowings
Secured borrowings	$ 568,200	$ 503,700
Short-Term Borrowings
Short-Term Borrowings
Unsecured borrowings	140
Secured borrowings	568,200	503,700
Unused credit lines	$ 258,623	$ 258,917
Short-Term Borrowings | Bottom of range
Short-Term Borrowings
Interest rate	0.30%	0.30%
Short-Term Borrowings | Top of range
Short-Term Borrowings
Interest rate	2.22%	0.35%